FAIR VALUE MEASUREMENT	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
(4)	FAIR VALUE MEASUREMENT

The following table presents information about the Company’s assets and liabilities measured at fair value:

	November 30, 2014				August 31, 2014
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Assets recorded at fair value:
Foreign exchange forward contracts	$1,610	$—	$1,610	$—	$713	$—	$713	$—
Liabilities recorded at fair value:
Foreign exchange forward contracts	$1,718	$—	$1,718	$—	$557	$—	$557	$—
Liabilities not recorded at fair value:
Long-term fixed-rate debt	$55,201	$—	$55,201	$—	$58,882	$—	$58,882	$—

Cash and cash equivalents are recorded at cost, which approximates fair value. Additionally, the carrying value of the Company’s variable-rate debt approximates fair value.

The Company measures the fair value of its foreign exchange forward contracts using an internal model. The model maximizes the use of Level 2 market observable inputs including interest rate curves, currency forward and spot prices, and credit spreads. The total contract value of foreign exchange forward contracts outstanding was $161.4 million and $118.0 million as of November 30, 2014 and August 31, 2014, respectively. The amount of foreign exchange forward contracts outstanding as of the end of the period is indicative of the exposure of current balances and the forecasted change in exposures for the following quarter. Any gains or losses associated with these contracts as well as the offsetting gains or losses from the underlying assets or liabilities are included in the foreign currency transaction (gains) losses line in the Company’s consolidated statements of operations. The fair value of the Company’s foreign exchange forward contracts is recognized in other current assets or other accrued liabilities in the consolidated balance sheets based on the net settlement value. The foreign exchange forward contracts are entered into with credit worthy financial institutions, generally have a term of three months or less, and the Company does not hold or issue foreign exchange forward contracts for trading purposes. There were no foreign exchange forward contracts designated as hedging instruments as of November 30, 2014 and August 31, 2014.

Long-term fixed-rate debt issued in Euros is recorded at cost and is presented at fair value for disclosure purposes as shown in the table above. The Level 2 fair value of the Company’s long-term fixed-rate debt was estimated using prevailing market interest rates on debt with similar creditworthiness, terms and maturities. As of November 30, 2014 and August 31, 2014, the carrying value of the Company’s long-term fixed-rate debt recorded on the consolidated balance sheets was $53.4 million and $56.4 million, respectively.

For a discussion of the Company’s fair value measurement policies under the fair value hierarchy, refer to Note 1 of the Company’s Annual Report on Form 10-K for the fiscal year ended August 31, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015.

The Company has not changed its valuation techniques for measuring the fair value of any financial assets or liabilities during fiscal 2015, and transfers between levels within the fair value hierarchy, if any, are recognized at the end of each quarter. There were no transfers between levels during the periods presented.

Additionally, the Company remeasures certain assets to fair value, using Level 3 measurements, as a result of the occurrence of triggering events. There were no significant assets or liabilities that were remeasured at fair value on a non-recurring basis during the periods presented.

NOTE 6 —  FAIR VALUE MEASUREMENT

The following table presents information about the Company’s assets and liabilities measured at fair value:

	August 31, 2014				August 31, 2013
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Assets recorded at fair value:
Foreign exchange forward contracts	$713	$—	$713	$—	$151	$—	$151	$—
Liabilities recorded at fair value:
Foreign exchange forward contracts	$557	$—	$557	$—	$1,224	$—	$1,224	$—
Liabilities not recorded at fair value:
Long-term fixed-rate debt	$58,882	$—	$58,882	$—	$63,460	$—	$63,460	$—

Cash and cash equivalents are recorded at cost, which approximates fair value. Additionally, the carrying value of the Company’s variable-rate debt approximates fair value.

The Company measures the fair value of its foreign exchange forward contracts using an internal model. The model maximizes the use of Level 2 market observable inputs including interest rate curves, currency forward and spot prices, and credit spreads. The total contract value of foreign exchange forward contracts outstanding was $118.0 million and $138.0 million as of August 31, 2014 and 2013, respectively. The amount of foreign exchange forward contracts outstanding as of the end of the period is indicative of the exposure of current balances and the forecasted change in exposures for the following quarter. Any gains or losses associated with these contracts as well as the offsetting gains or losses from the underlying assets or liabilities are included in the foreign currency transaction (gains) losses line in the Company’s consolidated statements of operations. The fair value of the Company’s foreign exchange forward contracts is recognized in other current assets or other accrued liabilities in the consolidated balance sheets based on the net settlement value. The foreign exchange forward contracts are entered into with credit-worthy financial institutions, generally have a term of three months or less, and the Company does not hold or issue foreign exchange forward contracts for trading purposes. There were no foreign exchange forward contracts designated as hedging instruments as of August 31, 2014 and 2013.

Long-term fixed-rate debt issued in Euros is recorded at cost and is presented at fair value for disclosure purposes as shown in the table above. The Level 2 fair value of the Company’s long-term fixed-rate debt was estimated using prevailing market interest rates on debt with similar creditworthiness, terms and maturities. As of August 31, 2014 and 2013, the carrying value of the Company’s long-term fixed-rate debt recorded on the consolidated balance sheets was $56.4 million and $60.0 million, respectively.

The Company has not changed its valuation techniques for measuring the fair value of any financial assets or liabilities during fiscal 2014, and transfers between levels within the fair value hierarchy, if any, are recognized at the end of each quarter. There were no transfers between levels during the years presented.

Additionally, the Company remeasures assets to fair value, using Level 3 measurements, as a result of the occurrence of triggering events, generally in conjunction with restructuring initiatives. For further discussion on asset impairments, refer to Note 16 of the Company’s Annual Report on Form 10-K for the year ended August 31, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015.

There were no additional significant assets or liabilities that were remeasured at fair value on a non-recurring basis during the periods presented.